FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Legg Mason Income Trust, Inc., 111 S. Calvert St., Baltimore, MD 21202

2.   Name of each series or class of funds for which this notice is filed:
     Legg Mason U.S. Government Intermediate-Term Portfolio

3.   Investment Company Act File Number: 811-5029

     Securities Act File Number: 33-12092

4.   Last day of fiscal year for which this notice is filed: December 31,
     1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                       [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     Number:           2,497,140
     Amount:         $24,871,514

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:
     Number:           5,751,935
     Amount:         $57,461,831

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Number:           5,083,749
     Sale Price:        $51,763,235

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number:           5,083,749
     Amount:         $51,763,235

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     Number:           1,155,154
     Sale price:        $11,785,830

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):        $51,763,235

     (ii) Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):     $11,785,830

     (iii)Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                     $(63,549,065)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                     0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applicable):               0

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction
          C.6):                                                         n/a

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:       n/a

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                  [     ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.



By   /s/Marie K. Karpinski
     Marie K.  Karpinski
     Vice President and Treasurer


Date February 29, 1996

                                      FORM 24F-2
                            Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Legg Mason Income Trust, Inc., 111 S. Calvert St., Baltimore, MD 21202

2.   Name of each series or class of funds for which this notice is filed:
     Legg Mason U.S. Government Money Market Portfolio

3.   Investment Company Act File Number: 811-5029

     Securities Act File Number: 33-12092

4.   Last day of fiscal year for which this notice is filed: December 31,
     1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                                    [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:
     None

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Number:               1,165,302,215
     Sale Price:          $1,165,302,215

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number:           1,165,302,215
     Sale Price:          $1,165,302,215

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     Number:              13,455,367
     Sale Price:             $13,455,367

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):       $1,165,302,215

     (ii) Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):       $13,455,367

     (iii)     Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                    $(1,076,922,603)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                     0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                               $101,834,979

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction
          C.6):                                                      1/2900

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                            $35,115.51

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's
 lockbox depository:   February 28, 1996


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Marie K. Karpinski
     Marie K. Karpinski
     Vice President and Treasurer


Date February 29, 1996

                                        FORM 24F-2
                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Legg Mason Income Trust, Inc., 111 S. Calvert St., Baltimore, MD 21202

2.   Name of each series or class of funds for which this notice is filed:
     Legg Mason Investment Grade Income Portfolio

3.   Investment Company Act File Number: 811-5029

     Securities Act File Number: 33-12092

4.   Last day of fiscal year for which this notice is filed: December 31,
     1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                                    [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:
     None

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Number:            2,751,501
     Sale Price:        $27,426,666

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number:            2,751,501
     Sale Price:        $27,426,666

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     Number:              421,643
     Sale Price:         $4,218,207

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):          $27,426,666

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                   $4,218,207

     (iii)     Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):
                                                                 $(20,745,282)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                           0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                 $10,899,592

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction
          C.6):                                                      1/2900

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                  $3,758.48

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 28, 1996

                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Marie K. Karpinski
     Marie K. Karpinski
     Vice President and Treasurer


Date February 29, 1996

                                      FORM 24F-2
                            Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


1.   Name and address of issuer:
     Legg Mason Income Trust, Inc., 111 S. Calvert St., Baltimore, MD 21202

2.   Name of each series or class of funds for which this notice is filed:
     Legg Mason High Yield Portfolio

3.   Investment Company Act File Number: 811-5029

     Securities Act File Number: 33-12092

4.   Last day of fiscal year for which this notice is filed: December 31,
     1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:                                    [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule
     24f-2:
     None

9.   Number and aggregate sale price of securities sold during the fiscal year:
     Number:            4,820,781
     Sale Price:        $69,102,974

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number:            4,820,781
     Sale Price:        $69,102,974

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     Number:              413,037
     Sale Price:         $5,894,408

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                           $69,102,974

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                            $5,894,408

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                          $(25,046,560)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                            $49,950,822

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction
          C.6):                                                  1/2900

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                             $17,224.42

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   February 28, 1996


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Marie K. Karpinski
     Marie K.  Karpinski
     Vice President and Treasurer


Date February 29, 1996